Schedule of Number of Warrants (Details)	12 Months Ended
Jul. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	9,464,152
Share Purchase Warrants, Exercisable	9,464,152
Exercise Price Range One [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	22,489
Share Purchase Warrants, Exercise Price | $ / shares	$ 29.30
Share Purchase Warrants, Exercisable	22,489
Share Purchase Warrants, Expiry Date	August 2021 to June 2022
Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	51,698
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.41
Share Purchase Warrants, Exercisable	51,698
Share Purchase Warrants, Expiry Date	Nov. 16, 2025
Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	3,337,270
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.313
Share Purchase Warrants, Exercisable	3,337,270
Share Purchase Warrants, Expiry Date	Feb. 26, 2026
Exercise Price Range Four [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	882,352
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	882,352
Share Purchase Warrants, Expiry Date	Apr. 21, 2026
Exercise Price Range Five [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	5,170,343
Share Purchase Warrants, Exercise Price | $ / shares	$ 6.19
Share Purchase Warrants, Exercisable	5,170,343
Share Purchase Warrants, Expiry Date	Dec. 07, 2026